Intangible assets (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Intangible assets
Accumulated amortization	$ (704,693)		¥ (2,797,373)		¥ (4,598,123)
Intangible assets, net	5,737,993		35,126,704		37,440,407
Insurance broker license			600,000	¥ 26,000,000
Amortization expenses	275,977	¥ 1,800,749	834,884	¥ 389,829
Future amortization expenses
2021	203,968				1,330,892
2022	186,856				1,219,236
2023	183,980				1,200,468
2024	183,980				1,200,468
2025	183,530				1,197,535
License
Intangible assets
Intangible assets, Gross	4,076,628		26,600,000		26,600,000
Software and others
Intangible assets
Intangible assets, Gross	$ 2,366,058		¥ 11,324,077		¥ 15,438,530
Weighted Average Remaining Amortization Period in Years	7 years 9 months 18 days	7 years 9 months 18 days